1933 Act File No. 333-84093

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        __ Pre-Effective Amendment No. __

                        X  Post-Effective Amendment No. 1

                           VISION GROUP OF FUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)

                                 (412) 288-1900

                        (Area Code and Telephone Number)

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                    (Address of Principal Executive Offices)

                           VICTOR R. SICLARI, ESQUIRE

                            Federated Investors Tower

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

                                   Copies to:

C. Todd Gibson, Esquire                  Matthew G. Maloney, Esquire
Federated Investors, Inc.                Dickstein Shapiro Morin & Oshinsky LLP
Federated Investors Tower                2101 L Street, NW
1001 Liberty Avenue                      Washington, DC  20037
Pittsburgh, PA 15222-3779


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                           PART C - OTHER INFORMATION

ITEM 15.   INDEMNIFICATION

     Indemnification is provided to Directors and officers of the Registrant pursuant to the Registrant's Articles of Incorporation and Bylaws, except where such indemnification is not permitted by law. However, the Articles of Incorporation and Bylaws do not protect the Directors or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     Directors and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act"). Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers, and controlling persons of the Registrant by the

     Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Directors, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Directors, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Insofar as  indemnification  for liabilities  may be permitted  pursuant to
Section 17 of the Investment Company Act of 1940, as amended, for Directors, officers, or controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Directors who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Director, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.


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ITEM 16.   EXHIBITS

1.1     Conformed copy of Amended Articles of Incorporation of the
        Registrant(13)
1.2     Conformed copy of Articles Supplementary(2)
1.3     Conformed copy of Articles Supplementary dated May 29, 1996 (8)
1.4     Conformed copy of Articles Supplementary dated April 20, 1998 (13)
1.5     Conformed copy of Articles of Amendment effective June 1, 1999 (17)
1.6     Conformed copy of Articles Supplementary effective June 1, 1999 (17)
2.1     Copy of Bylaws of the Registrant(4)
2.2     Copy of Amendment No. 1 to Bylaws(13)
3       Not Applicable
4 Agreement and Plan of Reorganization dated June 21, 1999, between Vision Group of Funds, Inc., a Maryland corporation, on behalf of its portfolio, Vision Mid Cap Stock Fund and Vision Group of Funds, Inc., on behalf of its portfolios, Vision Growth & Income Fund and Vision Capital Appreciation Fund(18)
5.1     Copy of Specimen Certificates for Shares of Capital Stock of the
        Registrant(2)
5.2 Copy of Specimen Certificate for Shares of Capital Stock of the Vision Capital Appreciation Fund(8)
6.1     Conformed copy of Investment Advisory Contract of the Registrant(3)
6.2 Conformed copy of Sub-advisory Agreement for the Vision New York Tax-Free Money Market Fund(15)
6.3     Conformed copy of Exhibit B to Investment Advisory Contract(7)
6.4     Conformed copy of Exhibit C to Investment Advisory Contract(11)
6.5 Conformed copy of Investment Advisory Contract for the Vision New York Tax-Free Money Market Fund including Exhibit A(15)
6.6     Form of Exhibit D to Investment Advisory Contract(17)
7.1     Conformed copy of Distributor's Contract of the Registrant(3)
7.2     Conformed copy of Exhibit C to the Distributor's Contract(7)
7.3     Conformed copy of Exhibit D to the Distributor's Contract(12)
7.4     Conformed copy of Exhibit E to the Distributor's Contract(14)
7.5     Conformed copy of Exhibit F to the Distributor's Contract(17)
8       Not Applicable
9.1     Conformed copy of Custodian Agreement of the Registrant(5)
9.2     Copy of Amendment No. 2 to Exhibit A to the Custodian Agreement(7)
9.3     Copy of Amendment No. 3 to Exhibit A to the Custodian Contract(10)
9.4     Conformed copy of State Street Domestic Custody Fee Schedule(12)
9.5     Conformed copy of Amendment No. 4 to Exhibit A to the Custodian
        Contract(25)
10.1    Copy of Rule 12b-1 Plan of the Registrant(1)
10.2    Conformed copy of Exhibit B to Rule 12b-1 Plan(7)
10.3    Conformed copy of Exhibit C to Rule 12b-1 Plan(12)
10.4    Conformed copy of Exhibit D to Rule 12b-1 Plan(14)
10.5    Copy of Rule 12b-1 Agreement(1)
10.6    Copy of Exhibit B to Rule 12b-1 Agreement(7)
10.7    Copy of Exhibit C to Rule 12b-1 Agreement(10)
10.8    Amended and Restated Plan with conformed copy of Exhibit D(14)
10.9    Copy of Dealer (Sales) Agreement(1)
10.10   Conformed copy of Exhibit E to Rule 12b-1 Plan(16)
10.11 Conformed copy of the Registrant's Multiple Class Plan with conformed copies of Exhibits A and B(14)
10.12   Conformed copy of Exhibit C to the Multiple Class Plan(16)
11 Form of Opinion and Consent of Counsel regarding legality of shares being issued(18)
12 Opinion of Dickstein Shapiro Morin & Oshinsky LLP regarding tax consequences of Reorganization*
13.1 Conformed copy of Agreement for Fund Accounting Services and Transfer Agency Service(9) 13.2 Copy of Exhibit 1 to Agreement for Fund Accounting Services and Transfer Agency Services(10)
13.3 Conformed copy of Amendment to Administrative Services Agreement and the Agreement for Fund Accounting Services and Transfer Agency Services(12)
13.4 Conformed copy of Amendment No. 1 to Exhibit 1 to Agreement for Fund Accounting Services and Transfer Agency Services(14)
13.5 Conformed copy of Amendment No. 2 to Exhibit 1 to the Agreement for Fund Accounting Services and Transfer Agency Services(16)
13.6    Conformed copy of Recordkeeping Agreement including Exhibits A - C(15)
13.7    Form of Amendment No. 1 to Exhibit A to the Recordkeeping Agreement(17)
13.8    Conformed copy of Sub-Transfer Agency Agreement(15)
13.9    Form  of  Amendment  No. 1 to Exhibit A of the Sub-Transfer Agency
        Agreement(17)
13.10   Conformed copy of Administrative Services Agreement of the Registrant(3)
13.11   Conformed copy of Shareholder Services Plan of Registrant(3)
13.12 Conformed copy of Exhibit A to Amended and Restated Shareholder Services Plan(14)
13.13   Conformed copy of Amended and Restated Shareholder Services Agreement(6)
13.14   Copy of Amendment No. 1 to Exhibit A to Shareholder Services
        Agreement(7)
13.15   Copy of Amendment No. 2 to Exhibit A to Shareholder Services
        Agreement(10)
13.16 Conformed copy of Amendment No. 1 to Exhibit A to Amended and Restated Shareholder Services Plan(16)
13.17 Form of Amendment No. 1 (dated June 1, 1999) to Exhibit A to Shareholder Services Agreement(17)
14. Conformed copy of Consent of Independent Auditors of Vision Group of Funds, Inc., Ernst & Young LLP(18)
15      Not Applicable
16      Conformed copy of Power of Attorney7
17.1    Form of Proxy of Vision Growth & Income Fund(18)
17.2    Form of Proxy of Vision Capital Appreciation Fund(18)

-------------------
*       Filed electronically.

1. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993, (File Nos. 33-20673 and 811-5514)

2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993, (File Nos. 33-20673 and 811-5514)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 27, 1993, (File Nos. 33-20673 and 811-5514)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994, (File Nos. 33-20673 and 811-5514)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 26, 1995, (File Nos. 33-20673 and 811-5514)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed May 3, 1996, (File Nos. 33-20673 and 811-5514)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996, (File Nos. 33-20673 and 811-5514)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996, (File Nos. 33-20673 and 811-5514)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed June 20, 1997, (File Nos. 33-20673 and 811-5514)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed August 6, 1997, (File Nos. 33-20673 and 811-5514)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed September 24, 1997, (File Nos. 33-20673 and 811-5514)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed December 22, 1997, (File Nos. 33-20673 and 811-5514)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed April 22, 1998, (File Nos. 33-20673 and 811-5514)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed July 8, 1998, (File Nos. 33-20673 and 811-5514)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed March 12, 1999, (File Nos. 33-20673 and 811-5514)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed June 11, 1999, (File Nos. 33-20673 and 811-5514)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed June 23, 1999, (File Nos. 33-20673 and 811-5514)

18.  Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement on Form N-14 filed July 30, 1999. (File Nos. 333-84093 and 811-5514)

ITEM 17.   UNDERTAKINGS

           (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

           (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12) of Form N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933, the Registrant, Vision Group of Funds, Inc., has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh, Commonwealth of Pennsylvania on the 3rd day of December, 1999.

                                               VISION GROUP OF FUNDS, INC.
                                               (Registrant)

                                               By:      *

                                                   Edward C. Gonzales
                                                   President

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 3rd day of December, 1999:

                      * President and Treasurer (Chief Executive Officer and Principal Financial and Accounting

                             Officer)
                             Edward C. Gonzales

                      *      Director
                             Randall I. Benderson

                      *      Director
                             Joseph J. Castiglia

                      *      Director
                             Daniel R. Gernatt, Jr.

                      *      Director
                             George K. Hambleton



1*By:   /S/ VICTOR R. SICLARI       Attorney in Fact
        Secretary